FAIR VALUE DISCLOSURES - FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	$ 906	$ 878
Other equity securities	1	1
Options	28	32
Cash equivalents	170	42
Separate accounts assets	1,700	1,809
Assets, Fair Value Disclosure	2,801	2,756
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	24	26
Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	822	801
US Treasury Government And Agency
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	29	27
State and Political Sub-divisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	7	6
Commercial Mortgage-backed
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	31	26
Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	17	18
Options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Options	24	26
MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
MSO and IUL indexed features liabilities	24	26
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	9	10
Other equity securities	1	1
Cash equivalents	170	42
Separate accounts assets	1,686	1,794
Assets, Fair Value Disclosure	1,866	1,847
Level 1 | Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	9	10
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	858	834
Separate accounts assets	14	15
Assets, Fair Value Disclosure	896	875
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	24	26
Level 2 | Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	814	793
Level 2 | US Treasury Government And Agency
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	29	27
Level 2 | State and Political Sub-divisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	7	6
Level 2 | Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	8	8
Level 2 | Options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Options	24	26
Level 2 | MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
MSO and IUL indexed features liabilities	24	26
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	39	34
Assets, Fair Value Disclosure	39	34
Level 3 | Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	8	8
Level 3 | Commercial Mortgage-backed
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	$ 31	$ 26